BUSINESS COMBINATIONS - Disclosure of assets purchased and the liabilities assumed - Acquisition of Lynkwell (Details) - USD ($) $ in Thousands			12 Months Ended
		Dec. 04, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
As reported in cash flows from investing activities for the acquisition			$ 39,886	$ 14,934	$ 18,329
Lynkwell [Member]
Disclosure of detailed information about business combination [line items]
Cash		$ 25,900
Settlement of pre-existing relationship	[1]	5,936
Total consideration		31,836
Amounts recognized on the acquisition date:
Cash and cash equivalents		1,555
Trade receivables		10,867
Inventory		2,732
Other receivables		1,234
Property and equipment		3,207
Right of use		266
Other payables		(2,781)
Trade payables		(2,996)
Lease liabilities		(273)
Total consideration		13,811
Goodwill	[2]	18,025
Total consideration		31,836
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
Cash paid upon the acquisition of a subsidiary		25,900
Cash and cash equivalents consolidated for the first time		(1,555)
As reported in cash flows from investing activities for the acquisition		$ 24,345

[1]	Including intercompany balances that were eliminated in the consolidated financial statements.
[2]	The Trade receivables and Other payables including intercompany balances that were eliminated in the consolidated financial statements.